Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows used in operating activities:
Net income	$ 450,256	$ 898,795
Non-cash adjustments:
Depreciation of property, plant and equipment	41,579	5,666
Amortization of right-of-use assets	16,065	19,842
Reversal of allowance for expected credit loss	(26,226)	(24,012)
Compensation to Square Gate	36,788
Interest income from Director	(10,659)
(Increase) Decrease In:
Accounts receivable	553,302	724,706
Prepayments and other current assets	1,979	(20,233)
Contract assets	206,437	94,029
Increase (Decrease) In:
Accounts payable	(128,241)	(2,080,638)
Accounts payable – related party	(1,627,269)	261,770
Other payables and accrued liabilities	(79,945)	(102,382)
Tax payables	(320,132)	(14,454)
Lease liabilities	(20,219)	(19,670)
Net cash used in operating activities	(906,285)	(256,581)
Cash flows used in investing activities:
Payment for purchases of property, plant and equipment	(303,846)	(473,409)
Net cash used in investing activities	(303,846)	(473,409)
Cash flows used in financing activities:
Payment for proposed financing transactions		(897,436)
Net payment to a director	(8,586)
Proceeds from issuance of common stock, net of issuance costs		5,379,500
Payment of offering costs	(162,594)	(1,756,440)
Net cash provided by (used in) financing activities	(171,180)	2,725,624
Net increase (decrease) in cash and cash equivalents	(1,381,311)	1,995,634
Cash and cash equivalents at beginning of year	2,296,462	554,132
Cash and cash equivalents at end of year	915,151	2,549,766
Supplemental Disclosure of Cash Flow Information
Interest received	11,299	29,323
Income tax paid	(430,308)	(154,582)
Non-cash Financing Activities
Shares issued as compensation for Square Gate	36,788
Deferred cost within other payables and accrued liabilities		$ 300,000